Note 11 - Options (Tables)	12 Months Ended
Nov. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	November 30, 2014	November 30, 2013
Volatility	55.0%	64.0%
Risk-free interest rate	1.45%	1.00%
Expected life (in years)	5.60	7.00
Dividend yield	-	-
The weighted average grant date fair value per options granted	$2.10	$1.05

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	November 30, 2014			November 30, 2013			November 30, 2012
	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value
		$	$		$	$		$	$

Outstanding, beginning of period,	4,455,072	3.97	2.21	4,139,059	4.86	2.76	3,216,954	5.33	2.82
Granted	479,001	3.86	2.10	391,000	1.81	1.05	955,000	3.27	2.51
Exercised	(48,000)	2.45	1.07	(3,500)	1.81	0.09	-	-	-
Forfeiture	(27,832)	-	-	(67,000)	-	-	(32,862)	-	-
Expired	(33)	709.18	709.18	(4,487)	654.48	403.93	(33)	69.74	53.82
Balance at end of period	4,858,208	3.96	2.21	4,455,072	3.97	2.21	4,139,059	4.86	2.76

Options exercisable, end of year	3,640,381	4.09	2.40	3,321,830	4.09	2.41	2,286,589	5.94	3.55

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options outstanding				Options exercisable
Exercise price			Number outstanding	Weighted average exercise price per share	Weighted average remaining contract life (years)	Weighted average grant due fair value	Number exercisable	Weighted average exercise price per share	Weighted average grant date fair value
				$		$		$	$

	Under	2.50	-	-	-	-	-	-	-
2.51	-	5.00	4,818,501	3.43	2.40	1.80	3,600,674	3.36	1.87
5.01	-	10.00	-	-	-	-	-	-	-
10.01	-	100.00	35,703	39.75	2.87	31.19	35,703	39.75	31.19
300.00	-	500.00	3,971	331.15	1.30	223.52	3,971	331.15	223.52
500.01	-	1,000.00	33	770.13	0.29	493.31	33	770.13	493.31
			4,858,208	3.96			3,640,381	4.09

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	November 30, 2014	November 30, 2013	November 30, 2012
	$	$	$

Research and development	1,270,307	837,206	1,505,061
Selling, general and administrative	478,300	316,676	818,784
	1,748,607	1,153,882	2,323,845